UNAUDITED CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2025	Feb. 28, 2025
Current Assets:
Cash	$ 1,045,403
Prepaid expenses - current	104,727	$ 25,000
Deferred offering costs		32,000
Due from related party	10,321
Total Current Assets	1,160,451	57,000
Liabilities:
Accrued expenses		10,652
Accrued offering costs		7,000
Promissory note – related party		26,089
Non-current Assets:
Cash and marketable securities held in Trust Account	203,677,270
Prepaid expenses – non-current	52,603
Total Non-current Assets	203,729,873
TOTAL ASSETS	204,890,324
Current Liabilities:
Accounts payable	92,222
Accrued expenses	1,800
Administrative services fee payable – related party	5,000
Total Current Liabilities	99,022
Non-current Liabilities:
Deferred underwriter fee liability	7,043,750
Total Non-current Liabilities	7,043,750
TOTAL LIABILITIES	7,142,772	43,741
Class A ordinary shares subject to possible redemption, $0.0001 par value; 20,125,000 shares issued and outstanding at redemption value	203,677,270
Shareholders’ Deficit
Preferred stock, value	0	0
Additional paid-in capital	0	24,293
Accumulated deficit	(5,930,502)	(11,741)
Total Shareholders’ Deficit	(5,929,718)	13,259
TOTAL LIABILITIES, ORDINARY SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT	204,890,324	57,000
Class A ordinary shares
Shareholders’ Deficit
Common stock, value	77	0
Class B ordinary shares
Shareholders’ Deficit
Common stock, value	$ 707	$ 707	[1],[2]

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B ordinary shares, resulting in 7,069,913 Class B ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Includes up to 922,163 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 8).